UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		February 8, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$193,478



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     1,812  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101     7,250  304,000sh         sole               304,000
Accrue Software Inc.   Common        00437W102       180  300,000sh         sole               300,000
Ansoft Corporation     Common        036384105     1,197   82,000sh         sole                82,000
Aspect Communications  Common        045237104     1,707  440,000sh         sole               440,000
Atmel Corp.            Common        049513104       746  101,200sh         sole               101,200
Atrix Laboratories, IncCommon        04962L101     1,031   50,000sh         sole                50,000
Carnival Corp.         Class A       143658102     1,685   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     5,494  410,000sh         sole               410,000
Comverse Technology    Common        205862402     5,091  227,600sh         sole               227,600
Diamondcluster InternatCommon        252762109     2,227  170,000sh         sole               170,000
Dianon Systems Inc     Common        252826102     2,570   42,273sh         sole                42,273
Documentum, Inc.       Common        256159104     7,168  330,000sh         sole               330,000
Dollar Tree Stores Inc.Common        256747106     2,086   67,500sh         sole                67,500
E M C Corp Mass        Common        268648102     2,352  175,000sh         sole               175,000
Elan PLC               ADR           284131208     3,853   85,517sh         sole                85,517
Flow International CorpCommon        343468104     3,711  300,000sh         sole               300,000
Health Mgmt Assoc Inc NClass A       421933102     2,392  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102       405  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101     2,864  330,000sh         sole               330,000
KV Pharmaceutical Co   Class A       482740206     6,638  225,000sh         sole               225,000
Kensey Nash Corp.      Common        490057106     6,750  375,000sh         sole               375,000
Legato Systems         Common        524651106     9,728  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     2,289  420,000sh         sole               420,000
MRO Software Inc.      Common        55347W105     9,469  405,000sh         sole               405,000
Mapics, Inc            Common        564910107       400   65,000sh         sole                65,000
Maxim Integrated ProducCommon        57772K101     5,776  110,000sh         sole               110,000
McData Corporation - A Common        580031201       180    7,361sh         sole                 7,361
Molecular Devices Corp Common        60851C107     5,218  250,000sh         sole               250,000
Netegrity Inc.         Common        64110P107     4,356  225,000sh         sole               225,000
Network Appliance      Common        64120l104     7,655  350,000sh         sole               350,000
Nextel Comm Inc.       Class A       65332V103     1,973  180,000sh         sole               180,000
Orthodontic Centers of Common        68750P103     4,575  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     4,923  620,000sh         sole               620,000
Planar Systems         Common        726900103     6,963  330,000sh         sole               330,000
ProsoftTraining.com    Common        743477101       485  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101       176  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     2,827  285,000sh         sole               285,000
QRS Corp.              Common        74726X105     4,230  300,000sh         sole               300,000
Renaissance Learning InCommon        75968L105     9,141  300,000sh         sole               300,000
Roxio                  Common        780008108     1,324   80,000sh         sole                80,000
Secure Computing Corp. Common        813705100     6,165  300,000sh         sole               300,000
Serena Software, Inc.  Common        817492101     4,783  220,000sh         sole               220,000
SonicWALL, Inc.        Common        835470105     3,791  195,000sh         sole               195,000
Stellent Inc.          Common        85856W105     6,651  225,000sh         sole               225,000
Symantec Corp.         Common        871503108     4,975   75,000sh         sole                75,000
SymmetriCom, Inc.      Common        871543104     5,023  660,000sh         sole               660,000
Systemone Technologies,Common        87187Q104       221  100,000sh         sole               100,000
TJX Cos Inc new        Common        872540109     3,986  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       632   70,000sh         sole                70,000
Triquint Semiconductor Common        89674K103     2,116  172,605sh         sole               172,605
Verilink               Common        923432108       478  525,000sh         sole               525,000
Wind River Systems, IncCommon        973149107     3,761  210,000sh         sole               210,000















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